UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934
For the monthly reporting period from September 1, 2007 to September 30, 2007
Commission File Number of issuing entity: 333-139609-02
SANTANDER DRIVE AUTO RECEIVABLES TRUST 2007-2
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-139609
SANTANDER DRIVE AUTO RECEIVABLES LLC
(Exact name of depositor as specified in its charter)
SANTANDER CONSUMER USA INC.
(Exact name of sponsor as specified in its charter)
Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

8585 North Stemmons Freeway
Suite 1100-N
Dallas, Texas 75247
(Address of principal executive offices of issuing entity)
(214) 634-1110
(Telephone number, including area code)

20-7294671
(I.R.S. Employer Identification No.)
N/A
(Former name, former address, if changed since last report)
Each class of Notes to which this report on Form 10–D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10–D relates is set forth in Exhibit 99.1 hereto.
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.
Response to Item 1 is set forth in Exhibit 99.1

PART II – OTHER INFORMATION
ITEM 2 – Legal Proceedings.
     None
ITEM 3 – Sales of Securities and Use of Proceeds.
     None
ITEM 4 – Defaults Upon Senior Securities.
     None
ITEM 5 – Submission of Matters to a Vote of Security Holders.
     None
ITEM 6 – Significant Obligors of Pool Assets.
     None
ITEM 7 – Significant Enhancement.
     None
ITEM 8 – Other Information.
     None
ITEM 9 – Exhibits
(a)	The following is a list of documents filed as part of this Report on Form 10-D:

Exhibit 99.1 Monthly Servicer Report

(b)	The exhibits required to be filed by the Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Dated: October 12, 2007

SANTANDER DRIVE AUTO RECEIVABLES TRUST 2007-2
(Issuing Entity)

By: SANTANDER CONSUMER USA INC.
(Servicer)

By:	/s/ Jim Moore
Name:	Jim Moore
Title:	Vice President

EXHIBIT INDEX

Exhibit No.	Description
99.1	Monthly Servicer Report.

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